Note 18 - Expenses by Nature	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of expenses [text block]
18	Expenses by nature

	Year ended December 31, 2022	Year ended December 31, 2021

Employee wages, salaries, and benefits	$32,924,571	$27,257,073
Professional fees	2,592,940	1,927,512
Contractor consulting fees	3,854,951	2,768,516
Hosting and data costs	6,359,167	5,280,774
Insurance	2,723,618	1,820,269
Travel, entertainment, and conferences	2,527,479	1,563,729
Advertising and promotion	1,469,458	1,161,780
Public company fees	779,453	467,606
Other	2,369,270	1,545,544
	55,600,907	43,792,803

For the year ended December 31, 2022 and 2021, the Company recorded IRAP subsidies of nil (2021 - $2,149,092), which have all been offset against employee wages, salaries and benefits.